Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	POET TECHNOLOGIES INC.
Entity Central Index Key	0001437424
Trading Symbol	ptk
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding (in shares)	288,082,303
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Shell Company	false